Income taxes (Detail 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	SFr 5,268	SFr 4,090	SFr 5,489
Income taxes at Swiss tax rate of 21%	1,106	859	1,153
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	211	74	(73)
Tax effects of losses not recognized	168	185	107
Previously unrecognized tax losses now utilized	(358)	(39)	(107)
Non-taxable and lower taxed income	(301)	(353)	(297)
Non-deductible expenses and additional taxable income	591	950	541
Adjustments related to prior years - current tax	(13)	22	29
Adjustments related to prior years - deferred tax	4	2	(48)
Change in deferred tax valuation allowances	(161)	(986)	(2,419)
Adjustments to deferred tax balances arising from changes in tax rates	2,824	19	190
Other items	67	72	27
Income tax expense / (benefit)	SFr 4,139	805	(898)
Applicable tax rate	21.00%
Swiss
Increase / (decrease) resulting from:
Income tax expense / (benefit)	SFr 485
Non-Swiss
Increase / (decrease) resulting from:
Income tax expense / (benefit)	3,654
Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	2,057	2,629	3,753
Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	3,211	1,461	1,736
UBS AG
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	4,998	4,069	5,407
Income taxes at Swiss tax rate of 21%	1,050	854	1,135
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	224	71	(69)
Tax effects of losses not recognized	168	185	107
Previously unrecognized tax losses now utilized	(358)	(39)	(107)
Non-taxable and lower taxed income	(298)	(343)	(273)
Non-deductible expenses and additional taxable income	573	914	519
Adjustments related to prior years - current tax	(13)	22	29
Adjustments related to prior years - deferred tax	5	2	(48)
Change in deferred tax valuation allowances	(161)	(978)	(2,419)
Adjustments to deferred tax balances arising from changes in tax rates	2,824	19	191
Other items	63	72	26
Income tax expense / (benefit)	SFr 4,077	781	(908)
Applicable tax rate	21.00%
UBS AG | Swiss
Increase / (decrease) resulting from:
Income tax expense / (benefit)	SFr 423
UBS AG | Non-Swiss
Increase / (decrease) resulting from:
Income tax expense / (benefit)	3,654
UBS AG | Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	1,878	2,607	3,665
UBS AG | Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	SFr 3,120	SFr 1,462	SFr 1,742